Analysis of performance by segment - Additional analysis of performance by segment components (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional analysis of performance by segment
Earned premiums, net of reinsurance		£ 41,943	£ 36,961	£ 35,506
Other income from external customers		2,430	2,370	2,495
Total revenue		44,373	39,331	38,001
Interest income		6,497	7,647	7,018
Other investment return		35,692	24,864	(3,714)
Total revenue, net of reinsurance		86,562	71,842	41,305
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(72,532)	(59,366)	(29,656)
Interest payable on core structural borrowings		(425)	(360)	(312)
Acquisition costs and other operating expenditure		(10,165)	(8,848)	(8,208)
Gain on disposal of other businesses		162
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(82,894)	(68,812)	(38,222)
Share of profits from joint ventures and associates, net of related tax		302	182	238
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	3,970	3,212	3,321
Tax charge attributable to policyholders' returns		(674)	(937)	(173)
Profit (loss) before tax attributable to shareholders		3,296	2,275	3,148
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		4,699	4,256	3,969
Short-term fluctuations in investment returns		(1,563)	(1,678)	(755)
Amortisation of acquisition accounting adjustments		(63)	(76)	(76)
Profit (loss) attaching to disposal of businesses		162	(227)	56
Profit (loss) before tax attributable to shareholders		3,296	2,275	3,148
Operating segments excluding intra-group amounts
Additional analysis of performance by segment
Earned premiums, net of reinsurance		41,920	36,961	35,506
Other income from external customers		2,382	2,283	2,377
Total revenue		44,302	39,244	37,883
Operating segments excluding intra-group amounts | Asia
Additional analysis of performance by segment
Earned premiums, net of reinsurance		15,032	13,358	10,450
Other income from external customers		307	253	235
Total revenue		15,339	13,611	10,685
Operating segments excluding intra-group amounts | Asia insurance operations
Additional analysis of performance by segment
Earned premiums, net of reinsurance		15,032
Other income from external customers		95
Total revenue		15,127
Operating segments excluding intra-group amounts | Asia asset management
Additional analysis of performance by segment
Other income from external customers		212
Total revenue		212
Operating segments excluding intra-group amounts | US
Additional analysis of performance by segment
Earned premiums, net of reinsurance		14,812	14,318	16,567
Other income from external customers		669	684	760
Total revenue		15,481	15,002	17,327
Operating segments excluding intra-group amounts | Jackson (US insurance operations)
Additional analysis of performance by segment
Earned premiums, net of reinsurance		14,812
Other income from external customers		4
Total revenue		14,816
Operating segments excluding intra-group amounts | Asset management (US)
Additional analysis of performance by segment
Other income from external customers		665
Total revenue		665
Operating segments excluding intra-group amounts | UK and Europe
Additional analysis of performance by segment
Earned premiums, net of reinsurance		12,076	9,285	8,489
Other income from external customers		1,406	1,346	1,382
Total revenue		13,482	10,631	9,871
Operating segments excluding intra-group amounts | UK and Europe insurance operations
Additional analysis of performance by segment
Earned premiums, net of reinsurance		12,076
Other income from external customers		241
Total revenue		12,317
Operating segments excluding intra-group amounts | UK and Europe asset management
Additional analysis of performance by segment
Other income from external customers		1,165
Total revenue		1,165
Operating segments
Additional analysis of performance by segment
Interest income		6,430	7,543	6,924
Other investment return		35,682	25,081	(3,602)
Total revenue, net of reinsurance		86,523	71,952	41,281
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(72,521)	(59,366)	(29,656)
Interest payable on core structural borrowings		(16)	(15)	(13)
Acquisition costs and other operating expenditure		(9,688)	(8,410)	(7,754)
Gain on disposal of other businesses		162
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(81,997)	(68,029)	(37,469)
Share of profits from joint ventures and associates, net of related tax		302	182	238
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		4,828	4,105	4,050
Tax charge attributable to policyholders' returns		(674)	(937)	(173)
Profit (loss) before tax attributable to shareholders		4,154	3,168	3,877
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		5,577	4,945	4,625
Short-term fluctuations in investment returns		(1,583)	(1,474)	(682)
Amortisation of acquisition accounting adjustments		(63)	(76)	(76)
Profit (loss) attaching to disposal of businesses		162
Profit (loss) before tax attributable to shareholders		4,154	3,168	3,877
Operating segments | Asia
Additional analysis of performance by segment
Interest income		932	875	745
Other investment return		8,063	2,042	(1,041)
Total revenue, net of reinsurance		24,374	16,555	10,416
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(18,291)	(11,442)	(6,543)
Acquisition costs and other operating expenditure		(4,052)	(3,684)	(2,778)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(22,277)	(15,364)	(9,367)
Share of profits from joint ventures and associates, net of related tax		181	148	171
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		2,278	1,339	1,220
Tax charge attributable to policyholders' returns		(250)	(155)	(69)
Profit (loss) before tax attributable to shareholders		2,028	1,184	1,151
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		1,975	1,644	1,286
Short-term fluctuations in investment returns		(1)	(225)	(137)
Amortisation of acquisition accounting adjustments		(7)	(8)	(8)
Profit (loss) attaching to disposal of businesses			(227)	56
Profit (loss) before tax attributable to shareholders		2,028	1,184	1,151
Operating segments | US
Additional analysis of performance by segment
Interest income		2,085	2,151	1,921
Other investment return		16,448	5,461	(2,710)
Total revenue, net of reinsurance		34,078	22,667	16,584
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(31,205)	(20,214)	(13,029)
Interest payable on core structural borrowings		(16)	(15)	(13)
Acquisition costs and other operating expenditure		(2,257)	(1,913)	(2,332)
Gain on disposal of other businesses		162
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(33,316)	(22,142)	(15,374)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		762	525	1,210
Profit (loss) before tax attributable to shareholders		762	525	1,210
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		2,224	2,048	1,702
Short-term fluctuations in investment returns		(1,568)	(1,455)	(424)
Amortisation of acquisition accounting adjustments		(56)	(68)	(68)
Profit (loss) attaching to disposal of businesses		162
Profit (loss) before tax attributable to shareholders		762	525	1,210
Operating segments | UK and Europe
Additional analysis of performance by segment
Interest income		3,413	4,517	4,258
Other investment return		11,171	17,578	149
Total revenue, net of reinsurance		28,071	32,730	14,281
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(23,025)	(27,710)	(10,084)
Acquisition costs and other operating expenditure		(3,379)	(2,813)	(2,644)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(26,404)	(30,523)	(12,728)
Share of profits from joint ventures and associates, net of related tax		121	34	67
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		1,788	2,241	1,620
Tax charge attributable to policyholders' returns		(424)	(782)	(104)
Profit (loss) before tax attributable to shareholders		1,364	1,459	1,516
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		1,378	1,253	1,637
Short-term fluctuations in investment returns		(14)	206	(121)
Profit (loss) before tax attributable to shareholders		1,364	1,459	1,516
Operations within segments | Asia insurance operations
Additional analysis of performance by segment
Interest income		930
Other investment return		8,060
Total revenue, net of reinsurance		24,117
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(18,291)
Acquisition costs and other operating expenditure		(3,911)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(22,136)
Share of profits from joint ventures and associates, net of related tax		121
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		2,102
Tax charge attributable to policyholders' returns		(250)
Profit (loss) before tax attributable to shareholders		1,852
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		1,799	1,503	1,171
Short-term fluctuations in investment returns		(1)
Amortisation of acquisition accounting adjustments		(7)
Profit (loss) before tax attributable to shareholders		1,852
Operations within segments | Asia asset management
Additional analysis of performance by segment
Interest income		2
Other investment return		3
Total revenue, net of reinsurance		365
Acquisition costs and other operating expenditure		(249)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(249)
Share of profits from joint ventures and associates, net of related tax		60
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		176
Profit (loss) before tax attributable to shareholders		176
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		176	141	115
Profit (loss) before tax attributable to shareholders		176
Operations within segments | Jackson (US insurance operations)
Additional analysis of performance by segment
Interest income		2,085
Other investment return		16,448
Total revenue, net of reinsurance		33,349
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(31,205)
Interest payable on core structural borrowings		(16)
Acquisition costs and other operating expenditure		(1,538)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(32,759)
Profit (loss) before tax attributable to shareholders		590
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		2,214	2,052	1,691
Short-term fluctuations in investment returns		(1,568)	(1,455)	(424)
Amortisation of acquisition accounting adjustments		(56)
Profit (loss) before tax attributable to shareholders		590
Operations within segments | Asset management (US)
Additional analysis of performance by segment
Total revenue, net of reinsurance		780	785	843
Acquisition costs and other operating expenditure		(770)
Gain on disposal of other businesses		162
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(608)
Profit (loss) before tax attributable to shareholders		172
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		10	(4)	11
Profit (loss) attaching to disposal of businesses		162
Profit (loss) before tax attributable to shareholders		172
NPH broker-dealer fees included in gross revenue		542	550	522
Gross charges		770	789	832
NPH broker-dealer fees included in gross charges		542	550	522
Operations within segments | UK and Europe insurance operations
Additional analysis of performance by segment
Interest income		3,412
Other investment return		11,164
Total revenue, net of reinsurance		26,893
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(23,025)
Acquisition costs and other operating expenditure		(2,692)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(25,717)
Share of profits from joint ventures and associates, net of related tax		106
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		1,282
Tax charge attributable to policyholders' returns		(424)
Profit (loss) before tax attributable to shareholders		858
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		878	828	1,195
Short-term fluctuations in investment returns		(20)
Profit (loss) before tax attributable to shareholders		858
Operations within segments | UK and Europe asset management
Additional analysis of performance by segment
Interest income		1
Other investment return		7
Total revenue, net of reinsurance		1,444
Acquisition costs and other operating expenditure		(953)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(953)
Share of profits from joint ventures and associates, net of related tax		15
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		506
Profit (loss) before tax attributable to shareholders		506
Analysis of operating profit
Operating profit (loss) based on longer-term investment returns		500	425	442
Short-term fluctuations in investment returns		6
Profit (loss) before tax attributable to shareholders		506
Revenue after deducting commissions		1,087	956	961
Elimination of intra-segment amounts | Asia
Additional analysis of performance by segment
Total revenue		108
Total revenue, net of reinsurance		(108)
Acquisition costs and other operating expenditure		108
Total charges, net of reinsurance and gain (loss) on disposal of businesses		108
Elimination of intra-segment amounts | Asia asset management
Additional analysis of performance by segment
Total revenue		(148)
Elimination of intra-segment amounts | US
Additional analysis of performance by segment
Total revenue		(51)
Total revenue, net of reinsurance		(51)
Acquisition costs and other operating expenditure		51
Total charges, net of reinsurance and gain (loss) on disposal of businesses		51
Elimination of intra-segment amounts | Asset management (US)
Additional analysis of performance by segment
Total revenue		(115)
Elimination of intra-segment amounts | UK and Europe
Additional analysis of performance by segment
Total revenue		(266)
Total revenue, net of reinsurance		(266)
Acquisition costs and other operating expenditure		266
Total charges, net of reinsurance and gain (loss) on disposal of businesses		266
Elimination of intra-segment amounts | UK and Europe asset management
Additional analysis of performance by segment
Total revenue		(271)
Elimination of intra-group amounts
Additional analysis of performance by segment
Total revenue		(109)	(84)	(76)
Elimination of intra-group amounts | Asia
Additional analysis of performance by segment
Total revenue		(40)	(27)	(27)
Elimination of intra-group amounts | US
Additional analysis of performance by segment
Total revenue		(64)	(53)	(46)
Elimination of intra-group amounts | UK and Europe
Additional analysis of performance by segment
Total revenue		(5)	(4)	(3)
PCA Life Insurance Company Ltd. - Korea
Additional analysis of performance by segment
Cumulative exchange gain (loss) recycled from other comprehensive income		61
Remeasurement adjustments		5	(238)
Analysis of operating profit
Profit (loss) attaching to disposal of businesses			(227)	56
Cumulative exchange gain (loss) recycled from other comprehensive income		61
PCA Life Insurance Company Ltd. - Korea | Operating segments
Additional analysis of performance by segment
Cumulative exchange gain (loss) recycled from other comprehensive income		61
Remeasurement adjustments		5	(238)
Analysis of operating profit
Profit (loss) attaching to disposal of businesses			(227)	56
Cumulative exchange gain (loss) recycled from other comprehensive income		61
PCA Life Insurance Company Ltd. - Korea | Operating segments | Asia
Additional analysis of performance by segment
Cumulative exchange gain (loss) recycled from other comprehensive income		61
Remeasurement adjustments		5	(238)
Analysis of operating profit
Profit (loss) attaching to disposal of businesses			£ (227)	56
Cumulative exchange gain (loss) recycled from other comprehensive income		61
PCA Life Insurance Company Ltd. - Korea | Operations within segments | Asia insurance operations
Additional analysis of performance by segment
Cumulative exchange gain (loss) recycled from other comprehensive income		61
Remeasurement adjustments		5
Analysis of operating profit
Cumulative exchange gain (loss) recycled from other comprehensive income		£ 61
PCA Life Insurance Company Ltd. - Japan
Additional analysis of performance by segment
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
Analysis of operating profit
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
PCA Life Insurance Company Ltd. - Japan | Operating segments
Additional analysis of performance by segment
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
Analysis of operating profit
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
PCA Life Insurance Company Ltd. - Japan | Operating segments | Asia
Additional analysis of performance by segment
Cumulative exchange gain (loss) recycled from other comprehensive income				(46)
Analysis of operating profit
Cumulative exchange gain (loss) recycled from other comprehensive income				£ (46)

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of the PAC with-profits fund after adjusting for taxes borne by policyholders.